Deposits and other borrowings (Details) - AUD ($) $ in Millions	Mar. 31, 2019	Oct. 01, 2018	Sep. 30, 2018	Mar. 31, 2018
Deposits and other borrowings
Deposits and other borrowings	$ 555,007	$ 559,285	$ 559,285	$ 547,736
Deposits and other borrowings., percentage change from prior period	(1.00%)
Deposits and other borrowings., percentage change from same period of prior year	1.00%
At fair value
Deposits and other borrowings
Deposits and other borrowings	$ 43,119		41,178	45,337
Deposits and other borrowings., percentage change from prior period	5.00%
Deposits and other borrowings., percentage change from same period of prior year	(5.00%)
At amortised cost
Deposits and other borrowings
Deposits and other borrowings	$ 511,888		518,107	502,399
Deposits and other borrowings., percentage change from prior period	(1.00%)
Deposits and other borrowings., percentage change from same period of prior year	2.00%
Australia
Deposits and other borrowings
Deposits and other borrowings	$ 464,859		475,413	460,239
Deposits and other borrowings., percentage change from prior period	(2.00%)
Deposits and other borrowings., percentage change from same period of prior year	1.00%
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 31,123		28,746	30,387
Deposits and other borrowings., percentage change from prior period	8.00%
Deposits and other borrowings., percentage change from same period of prior year	2.00%
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 42,690		41,783	40,967
Deposits and other borrowings., percentage change from prior period	2.00%
Deposits and other borrowings., percentage change from same period of prior year	4.00%
Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 222,733		233,052	227,021
Deposits and other borrowings., percentage change from prior period	(4.00%)
Deposits and other borrowings., percentage change from same period of prior year	(2.00%)
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 168,313		171,832	161,864
Deposits and other borrowings., percentage change from prior period	(2.00%)
Deposits and other borrowings., percentage change from same period of prior year	4.00%
New Zealand
Deposits and other borrowings
Deposits and other borrowings	$ 62,374		57,787	58,377
Deposits and other borrowings., percentage change from prior period	8.00%
Deposits and other borrowings., percentage change from same period of prior year	7.00%
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 858		1,116	521
Deposits and other borrowings., percentage change from prior period	(23.00%)
Deposits and other borrowings., percentage change from same period of prior year	65.00%
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 6,110		5,406	5,510
Deposits and other borrowings., percentage change from prior period	13.00%
Deposits and other borrowings., percentage change from same period of prior year	11.00%
New Zealand | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 23,488		21,368	22,685
Deposits and other borrowings., percentage change from prior period	10.00%
Deposits and other borrowings., percentage change from same period of prior year	4.00%
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 31,918		29,897	29,661
Deposits and other borrowings., percentage change from prior period	7.00%
Deposits and other borrowings., percentage change from same period of prior year	8.00%
Other overseas
Deposits and other borrowings
Deposits and other borrowings	$ 27,774		26,085	29,120
Deposits and other borrowings., percentage change from prior period	6.00%
Deposits and other borrowings., percentage change from same period of prior year	(5.00%)
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 11,383		11,672	14,765
Deposits and other borrowings., percentage change from prior period	(2.00%)
Deposits and other borrowings., percentage change from same period of prior year	(23.00%)
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 800		830	748
Deposits and other borrowings., percentage change from prior period	(4.00%)
Deposits and other borrowings., percentage change from same period of prior year	7.00%
Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 1,323		1,638	1,309
Deposits and other borrowings., percentage change from prior period	(19.00%)
Deposits and other borrowings., percentage change from same period of prior year	1.00%
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 14,268		$ 11,945	$ 12,298
Deposits and other borrowings., percentage change from prior period	19.00%
Deposits and other borrowings., percentage change from same period of prior year	16.00%